CAPITAL STOCK	3 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
CAPITAL STOCK

NOTE 8 – CAPITAL STOCK

Our authorized capital consists of 100,000,000 shares of common stock with a par value of $0.001 per share.

During the period from October 13, 2016 (Inception) to December 31, 2016, we sold 720,000 shares of our common stock for $1.25 per share, issued 14,934,000 shares of common stock to our company's founders for $14,934, and issued 100,000 shares of common stock valued at $125,000 for a license agreement

During the 12-month period ended December 31, 2017, we issued 6,733,793 shares of common stock as follows:

●	604,371 were issued in connection with the acquisition of our business assets
●	100,000 net shares were issued to founding shareholders
●	4,640,822 shares were sold to investors for $6,038,900
●	544,600 shares valued at $678,625 were issued for legal, advisory, and consulting fees
●	600,000 shares valued at $750,000 were issued to acquire the use of a patent
●	120,000 shares valued at $160,000 were issued to employees as compensation
●	100,000 shares were issued to Jeff Rann for a licensing agreement
●	24,000 shares were issued for other purposes

During the three-month period ended March 31, 2018, we issued 5,906,710 shares of common stock as follows:

●	5,614,210 shares were sold to investors for $9,263,424
●	292,500 shares valued at $482,624 were issued to employees and directors as compensation

●	400,000 shares were granted to an executive that have not yet vested

At March 31, 2018, December 31, 2017 and 2016, outstanding and exercisable stock purchase warrants consisted of the following:

	2016
	Number of Shares	Weighted Average Exercise Price	Weighted Average Life Remaining (Years)

Outstanding at October 13, 2016	-	-	-
Granted	720,000	$2.50	1.95
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Expired	-	-	-
Outstanding at December 31, 2016	720,000	$2.50	1.95
Exercisable at December 31, 2016	720,000	$2.50	1.95

	2017
	Number of Shares	Weighted Average Exercise Price	Weighted Average Life Remaining (Years)

Outstanding at December 31, 2016	720,000	$2.50	1.95
Granted	4,542,338	2.42	1.90
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Expired	-	-	-
Outstanding at December 31, 2017	5,262,338	$2.43	1.77
Exercisable at December 31, 2017	5,262,338	$2.43	1.77

	2018
	Number of Shares	Weighted Average Exercise Price	Weighted Average Life Remaining (Years)

Outstanding at December 31, 2017	5,262,338	$2.43	1.77
Granted	3,609,822	1.95	5.13
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Expired	-	-	-
Outstanding at March 31, 2018	8,872,160	$2.23	2.97
Exercisable at March 31, 2018	8,872,160	$2.23	2.97

In November of 2017, the Board of Directors approved the 2017 Equity Incentive Plan (“the Plan”).  Under the Plan, 485,000 shares of the common stock were reserved and authorized to be issued.  As of December 31, 2017, 200,000 shares of common stock were approved and issued under the Plan, and we recognized approximately $250,000 of related consulting expense.  On January 10, 2018, 200,000 shares were awarded, and we recognized $330,000 of compensation expense. There are 85,000 shares remaining to be issued under the Plan.

In October of 2017. we entered into a placement agent agreement to secure equity capital from qualified investors to provide funds to expand our operations.  The offering consisted of Units priced at $1.65, which included one share of common stock and one five-year warrant to purchase an additional half-share of common stock for an exercise price of $2.00 per share. Effectively, every two units purchased provided the investor with a five-year warrant at an exercise price of $2.00 per share. Units sold under this arrangement totaled 594,702 shares of common stock and 297,351 warrants for $981,250 during the year ended December 31, 2017, and 5,614,210 shares of common stock and 2,807,105 warrants for a total of $9,263,424 for the period ended March 31, 2018. The total number of Units covered by this offering was 6,060,060, and the amount was $10,000,000. In March 2018, we entered into a second placement agent agreement with the same terms for up to an additional $3,500,000.

For services provided under the placement agreements, the placement agent collected a 12% cash fee on the sale of every Unit and a fee payable in warrants equaling 12% of the total Units sold. These warrants have a term of seven years and an exercise price of $1.65 per share. The cash fee totaled $117,750 for the year ended December 31, 2017 and $1,137,211 for the period ended March 31, 2018, including reimbursed expenses. Under this agreement, we recognized 71,364 and 673,605 warrants as authorized, but unissued as of December 31, 2017 and March 31, 2018, respectively.